FEDERATED EQUITY FUNDS

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                December 29, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED EQUITY FUNDS (the "Trust")
         Federated Aggressive Growth Fund
         Federated Capital Appreciation Fund
         Federated Growth Strategies Fund
         Federated Large Cap Growth Fund
         Federated New Economy Fund
         Federated Small Cap Strategies Fund
         1933 Act File No. 2-91090
         1940 Act File No. 811-4017
         --------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated December 31, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 50 on December 8, 2000.

     If you have any questions regarding this  certification,  please call me at
(412) 288-2284.

                                          Very truly yours,



                                          /s/ Amanda Reed
                                          Amanda Reed
                                          Assistant Secretary